Schedule of future minimum lease payments (Details)	Dec. 31, 2023 USD ($)
Leases
Operating lease payments, 2024	$ 132,210
Finance lease payments, 2024	7,959
Total 2024	140,169
Operating lease payments, 2025	47,545
Finance lease payments, 2025	7,959
Total 2025	55,504
Operating lease payments, 2026
Finance lease payments, 2026	7,959
Total 2026	7,959
Operating lease payments, 2027
Finance lease payments, 2027	7,959
Total 2027	7,959
Operating lease payments, 2028
Finance lease payments, 2028	10,603
Total 2028	10,603
Total Operating lease payments	179,755
Total Finance lease payments	42,439
Total lease payments	222,194
Total Operating lease payments, discount	(11,478)
Total Finance lease payments, discount	(8,758)
Total, discount	(20,236)
Present value of lease liabilities, operating lease payments	168,277
Present value of lease liabilities, finance lease payments	33,681
Present value of lease liabilities, total	$ 201,958